Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000089840
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class A
Trading Symbol	RGCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund performed in line with its secondary benchmark for the fiscal year. Positioning in emerging markets and an overweight to securitized credit were strong contributors, while an underweight to corporate bonds in favor of securitized credit dragged on performance as credit spreads narrowed during the fiscal year. An overweight to duration and yield curve positioning, both implemented via derivatives, detracted as interest rates increased during the beginning of 2024. Additionally, derivatives were used to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to actively seek to generate returns through international rates positioning, currency forwards to seek to generate active returns through currency positioning and credit default swaps to adjust credit risk and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2014	9,624	10,000	10,000
2015	9,302	10,167	9,978
2016	10,214	10,682	11,081
2017	10,961	10,870	11,988
2018	10,741	10,658	11,792
2019	11,563	11,869	12,890
2020	11,459	12,576	13,200
2021	12,450	12,636	14,022
2022	10,656	10,641	12,260
2023	11,363	10,768	13,083
2024	12,975	11,974	14,940

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	9.87%	1.55%	2.64%
Class A - no sales charge	14.19%	2.33%	3.03%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	14.20%	3.00%	4.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,934,000
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 3,131,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,934
Total Number of Portfolio Holdings	1,292
Total Advisory Fees Paid (thousands)	$3,131
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.8%
Common Stocks	1.6%
Short-Term Investments	11.3%
Long-Term Fixed Income Investments	83.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089841
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class C
Trading Symbol	RGCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$187	1.75%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund performed in line with its secondary benchmark for the fiscal year. Positioning in emerging markets and an overweight to securitized credit were strong contributors, while an underweight to corporate bonds in favor of securitized credit dragged on performance as credit spreads narrowed during the fiscal year. An overweight to duration and yield curve positioning, both implemented via derivatives, detracted as interest rates increased during the beginning of 2024. Additionally, derivatives were used to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to actively seek to generate returns through international rates positioning, currency forwards to seek to generate active returns through currency positioning and credit default swaps to adjust credit risk and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,586	10,167	9,978
2016	10,452	10,682	11,081
2017	11,138	10,870	11,988
2018	10,833	10,658	11,792
2019	11,569	11,869	12,890
2020	11,390	12,576	13,200
2021	12,271	12,636	14,022
2022	10,420	10,641	12,260
2023	11,033	10,768	13,083
2024	12,493	11,974	14,940

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	13.24%	1.55%	2.25%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	14.20%	3.00%	4.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,934,000
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 3,131,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,934
Total Number of Portfolio Holdings	1,292
Total Advisory Fees Paid (thousands)	$3,131
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.8%
Common Stocks	1.6%
Short-Term Investments	11.3%
Long-Term Fixed Income Investments	83.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178390
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class M
Trading Symbol	RGOTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund performed in line with its secondary benchmark for the fiscal year. Positioning in emerging markets and an overweight to securitized credit were strong contributors, while an underweight to corporate bonds in favor of securitized credit dragged on performance as credit spreads narrowed during the fiscal year. An overweight to duration and yield curve positioning, both implemented via derivatives, detracted as interest rates increased during the beginning of 2024. Additionally, derivatives were used to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to actively seek to generate returns through international rates positioning, currency forwards to seek to generate active returns through currency positioning and credit default swaps to adjust credit risk and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(b)
2014	10,000	10,000	10,000
2015	9,689	10,167	9,978
2016	10,663	10,682	11,081
2017	11,482	10,870	11,988
2018	11,273	10,658	11,792
2019	12,182	11,869	12,890
2020	12,111	12,576	13,200
2021	13,190	12,636	14,022
2022	11,318	10,641	12,260
2023	12,104	10,768	13,083
2024	13,862	11,974	14,940

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	14.53%	2.62%	3.32%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Opportunistic Credit Linked BenchmarkFootnote Reference(b)	14.20%	3.00%	4.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,934,000
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 3,131,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,934
Total Number of Portfolio Holdings	1,292
Total Advisory Fees Paid (thousands)	$3,131
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.8%
Common Stocks	1.6%
Short-Term Investments	11.3%
Long-Term Fixed Income Investments	83.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089843
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class S
Trading Symbol	RGCSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund performed in line with its secondary benchmark for the fiscal year. Positioning in emerging markets and an overweight to securitized credit were strong contributors, while an underweight to corporate bonds in favor of securitized credit dragged on performance as credit spreads narrowed during the fiscal year. An overweight to duration and yield curve positioning, both implemented via derivatives, detracted as interest rates increased during the beginning of 2024. Additionally, derivatives were used to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to actively seek to generate returns through international rates positioning, currency forwards to seek to generate active returns through currency positioning and credit default swaps to adjust credit risk and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,689	10,167	9,978
2016	10,663	10,682	11,081
2017	11,477	10,870	11,988
2018	11,275	10,658	11,792
2019	12,164	11,869	12,890
2020	12,101	12,576	13,200
2021	13,171	12,636	14,022
2022	11,299	10,641	12,260
2023	12,079	10,768	13,083
2024	13,826	11,974	14,940

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	14.46%	2.59%	3.29%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	14.20%	3.00%	4.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,934,000
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 3,131,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,934
Total Number of Portfolio Holdings	1,292
Total Advisory Fees Paid (thousands)	$3,131
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.8%
Common Stocks	1.6%
Short-Term Investments	11.3%
Long-Term Fixed Income Investments	83.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089839
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class Y
Trading Symbol	RGCYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund performed in line with its secondary benchmark for the fiscal year. Positioning in emerging markets and an overweight to securitized credit were strong contributors, while an underweight to corporate bonds in favor of securitized credit dragged on performance as credit spreads narrowed during the fiscal year. An overweight to duration and yield curve positioning, both implemented via derivatives, detracted as interest rates increased during the beginning of 2024. Additionally, derivatives were used to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to actively seek to generate returns through international rates positioning, currency forwards to seek to generate active returns through currency positioning and credit default swaps to adjust credit risk and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Universal Index	Opportunistic Credit Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,696	10,167	9,978
2016	10,678	10,682	11,081
2017	11,514	10,870	11,988
2018	11,296	10,658	11,792
2019	12,210	11,869	12,890
2020	12,142	12,576	13,200
2021	13,226	12,636	14,022
2022	11,352	10,641	12,260
2023	12,158	10,768	13,083
2024	13,925	11,974	14,940

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	14.53%	2.66%	3.37%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Opportunistic Credit Linked BenchmarkFootnote Reference(a)	14.20%	3.00%	4.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,934,000
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 3,131,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,934
Total Number of Portfolio Holdings	1,292
Total Advisory Fees Paid (thousands)	$3,131
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.8%
Common Stocks	1.6%
Short-Term Investments	11.3%
Long-Term Fixed Income Investments	83.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.00% to (i) 0.58% on the first $1 billion; (ii) 0.54% on the next $2 billion; (iii) 0.51% on the next $3 billion; and (iv) 0.49% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective advisory fee not to exceed 0.511%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective advisory fee not to exceed 0.493%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000192625
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class M
Trading Symbol	RMHTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election.

  The Fund performed in line with its secondary benchmark for the fiscal year. The Fund’s duration and yield curve positioning, both implemented via derivatives, detracted from performance, with the Fund’s underweight to the 12- and 15-year key rate durations a main detractor to performance. Out-of-benchmark exposures to agency bonds and taxable municipals were the primary positive return drivers for the Fund over the fiscal year, as long-dated agency bonds outperformed their Treasury counterparts. The Fund also used government bond futures during the period to seek to generate active returns through international rates positioning, and this strategy detracted.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Long Duration Bond Linked BenchmarkFootnote Reference(b)
11/13/2019	10,000	10,000	10,000
2020	10,577	10,692	10,504
2021	10,596	10,641	10,417
2022	9,125	8,972	9,154
2023	8,803	9,004	9,075
2024	9,842	9,954	10,145

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class MFootnote Reference(a)	11.80%	(0.32)%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.09)%
Long Duration Bond Linked BenchmarkFootnote Reference(b)	11.78%	0.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 280,872,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 396,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$280,872
Total Number of Portfolio Holdings	173
Total Advisory Fees Paid (thousands)	$396
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.4%
Short-Term Investments	4.2%
Long-Term Investments	94.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.26% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.34%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.26% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.34%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000192624
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class S
Trading Symbol	RMHSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election.

  The Fund performed in line with its secondary benchmark for the fiscal year. The Fund’s duration and yield curve positioning, both implemented via derivatives, detracted from performance, with the Fund’s underweight to the 12- and 15-year key rate durations a main detractor to performance. Out-of-benchmark exposures to agency bonds and taxable municipals were the primary positive return drivers for the Fund over the fiscal year, as long-dated agency bonds outperformed their Treasury counterparts. The Fund also used government bond futures during the period to seek to generate active returns through international rates positioning, and this strategy detracted.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class SFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Long Duration Bond Linked BenchmarkFootnote Reference(b)
11/13/2019	10,000	10,000	10,000
2020	10,577	10,692	10,504
2021	10,596	10,641	10,417
2022	9,125	8,972	9,154
2023	8,803	9,004	9,075
2024	9,817	9,954	10,145

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class SFootnote Reference(a)	11.51%	(0.37)%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.09)%
Long Duration Bond Linked BenchmarkFootnote Reference(b)	11.78%	0.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 280,872,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 396,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$280,872
Total Number of Portfolio Holdings	173
Total Advisory Fees Paid (thousands)	$396
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.4%
Short-Term Investments	4.2%
Long-Term Investments	94.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.26% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.34%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.26% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.34%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000192626
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class Y
Trading Symbol	RMHYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election.

  The Fund performed in line with its secondary benchmark for the fiscal year. The Fund’s duration and yield curve positioning, both implemented via derivatives, detracted from performance, with the Fund’s underweight to the 12- and 15-year key rate durations a main detractor to performance. Out-of-benchmark exposures to agency bonds and taxable municipals were the primary positive return drivers for the Fund over the fiscal year, as long-dated agency bonds outperformed their Treasury counterparts. The Fund also used government bond futures during the period to seek to generate active returns through international rates positioning, and this strategy detracted.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Long Duration Bond Linked BenchmarkFootnote Reference(a)
11/13/2019	10,000	10,000	10,000
2020	10,577	10,692	10,504
2021	10,596	10,641	10,417
2022	9,125	8,972	9,154
2023	8,803	9,004	9,075
2024	9,846	9,954	10,145

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class Y	11.84%	(0.31)%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.09)%
Long Duration Bond Linked BenchmarkFootnote Reference(a)	11.78%	0.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 280,872,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 396,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$280,872
Total Number of Portfolio Holdings	173
Total Advisory Fees Paid (thousands)	$396
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.4%
Short-Term Investments	4.2%
Long-Term Investments	94.4%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.26% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.34%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.26% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.34%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066911
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class A
Trading Symbol	RFDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
2014	9,624	10,000
2015	9,775	10,196
2016	10,235	10,641
2017	10,298	10,737
2018	9,980	10,517
2019	11,163	11,727
2020	11,821	12,453
2021	11,860	12,393
2022	9,842	10,450
2023	9,760	10,487
2024	10,713	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	5.63%	(1.58)%	0.69%
Class A - no sales charge	9.76%	(0.82)%	1.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,087,942,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 9,082,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,087,942
Total Number of Portfolio Holdings	993
Total Advisory Fees Paid (thousands)	$9,082
Portfolio Turnover Rate	91%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(4.6)%
Short-Term Investments	25.1%
Long-Term Investments	79.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066912
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class C
Trading Symbol	RFCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$166	1.59%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,078	10,196
2016	10,482	10,641
2017	10,462	10,737
2018	10,063	10,517
2019	11,177	11,727
2020	11,738	12,453
2021	11,700	12,393
2022	9,629	10,450
2023	9,483	10,487
2024	10,334	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	8.97%	(1.56)%	0.33%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,087,942,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 9,082,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,087,942
Total Number of Portfolio Holdings	993
Total Advisory Fees Paid (thousands)	$9,082
Portfolio Turnover Rate	91%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(4.6)%
Short-Term Investments	25.1%
Long-Term Investments	79.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178355
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class M
Trading Symbol	RSYTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,182	10,196
2016	10,696	10,641
2017	10,793	10,737
2018	10,490	10,517
2019	11,773	11,727
2020	12,521	12,453
2021	12,613	12,393
2022	10,496	10,450
2023	10,448	10,487
2024	11,514	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	10.20%	(0.44)%	1.42%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,087,942,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 9,082,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,087,942
Total Number of Portfolio Holdings	993
Total Advisory Fees Paid (thousands)	$9,082
Portfolio Turnover Rate	91%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(4.6)%
Short-Term Investments	25.1%
Long-Term Investments	79.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166202
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class R6
Trading Symbol	RSBRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,200	10,196
2016	10,737	10,641
2017	10,841	10,737
2018	10,535	10,517
2019	11,828	11,727
2020	12,569	12,453
2021	12,663	12,393
2022	10,543	10,450
2023	10,496	10,487
2024	11,571	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	10.24%	(0.44)%	1.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,087,942,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 9,082,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,087,942
Total Number of Portfolio Holdings	993
Total Advisory Fees Paid (thousands)	$9,082
Portfolio Turnover Rate	91%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(4.6)%
Short-Term Investments	25.1%
Long-Term Investments	79.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066913
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class S
Trading Symbol	RFCTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,182	10,196
2016	10,696	10,641
2017	10,780	10,737
2018	10,486	10,517
2019	11,765	11,727
2020	12,489	12,453
2021	12,569	12,393
2022	10,461	10,450
2023	10,398	10,487
2024	11,447	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	10.09%	(0.55)%	1.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,087,942,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 9,082,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,087,942
Total Number of Portfolio Holdings	993
Total Advisory Fees Paid (thousands)	$9,082
Portfolio Turnover Rate	91%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(4.6)%
Short-Term Investments	25.1%
Long-Term Investments	79.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004307
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class Y
Trading Symbol	RFCYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening towards the end of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,200	10,196
2016	10,729	10,641
2017	10,845	10,737
2018	10,540	10,517
2019	11,840	11,727
2020	12,586	12,453
2021	12,684	12,393
2022	10,571	10,450
2023	10,525	10,487
2024	11,595	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	10.17%	(0.42)%	1.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,087,942,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 9,082,000
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,087,942
Total Number of Portfolio Holdings	993
Total Advisory Fees Paid (thousands)	$9,082
Portfolio Turnover Rate	91%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(4.6)%
Short-Term Investments	25.1%
Long-Term Investments	79.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.50% to (i) 0.40% on the first $1 billion; (ii) 0.36% on the next $2 billion; (iii) 0.33% on the next $3 billion; and (iv) 0.31% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.43% on an annual basis. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.34%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.33%.

Material Fund Change Adviser [Text Block]

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089691
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	RFAAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to investment grade and high yield corporates and commercial mortgaged-backed securities benefited from a spread tightening environment. The Fund used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had mixed results during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
2014	9,623	10,000
2015	9,790	10,196
2016	10,227	10,641
2017	10,247	10,737
2018	9,938	10,517
2019	11,062	11,727
2020	11,757	12,453
2021	11,795	12,393
2022	9,771	10,450
2023	9,696	10,487
2024	10,669	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	5.93%	(1.47)%	0.65%
Class A - no sales charge	10.03%	(0.72)%	1.04%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,059,484,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,747,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,059,484
Total Number of Portfolio Holdings	793
Total Advisory Fees Paid (thousands)	$2,747
Portfolio Turnover Rate	77%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(10.3)%
Short-Term Investments	17.4%
Long-Term Investments	92.9%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000053055
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	RFACX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$160	1.53%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to investment grade and high yield corporates and commercial mortgaged-backed securities benefited from a spread tightening environment. The Fund used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had mixed results during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,099	10,196
2016	10,470	10,641
2017	10,407	10,737
2018	10,024	10,517
2019	11,072	11,727
2020	11,681	12,453
2021	11,633	12,393
2022	9,565	10,450
2023	9,422	10,487
2024	10,287	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	9.18%	(1.46)%	0.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,059,484,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,747,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,059,484
Total Number of Portfolio Holdings	793
Total Advisory Fees Paid (thousands)	$2,747
Portfolio Turnover Rate	77%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(10.3)%
Short-Term Investments	17.4%
Long-Term Investments	92.9%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178345
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class M
Trading Symbol	RIWTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to investment grade and high yield corporates and commercial mortgaged-backed securities benefited from a spread tightening environment. The Fund used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had mixed results during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,203	10,196
2016	10,680	10,641
2017	10,738	10,737
2018	10,459	10,517
2019	11,685	11,727
2020	12,468	12,453
2021	12,558	12,393
2022	10,443	10,450
2023	10,404	10,487
2024	11,491	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	10.45%	(0.33)%	1.40%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,059,484,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,747,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,059,484
Total Number of Portfolio Holdings	793
Total Advisory Fees Paid (thousands)	$2,747
Portfolio Turnover Rate	77%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(10.3)%
Short-Term Investments	17.4%
Long-Term Investments	92.9%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166200
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	RIGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to investment grade and high yield corporates and commercial mortgaged-backed securities benefited from a spread tightening environment. The Fund used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had mixed results during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,218	10,196
2016	10,722	10,641
2017	10,783	10,737
2018	10,507	10,517
2019	11,743	11,727
2020	12,535	12,453
2021	12,629	12,393
2022	10,507	10,450
2023	10,471	10,487
2024	11,570	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	10.49%	(0.30)%	1.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,059,484,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,747,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,059,484
Total Number of Portfolio Holdings	793
Total Advisory Fees Paid (thousands)	$2,747
Portfolio Turnover Rate	77%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(10.3)%
Short-Term Investments	17.4%
Long-Term Investments	92.9%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000053056
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class S
Trading Symbol	RFATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to investment grade and high yield corporates and commercial mortgaged-backed securities benefited from a spread tightening environment. The Fund used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had mixed results during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,203	10,196
2016	10,680	10,641
2017	10,731	10,737
2018	10,442	10,517
2019	11,654	11,727
2020	12,422	12,453
2021	12,499	12,393
2022	10,387	10,450
2023	10,332	10,487
2024	11,401	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	10.35%	(0.44)%	1.32%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,059,484,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,747,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,059,484
Total Number of Portfolio Holdings	793
Total Advisory Fees Paid (thousands)	$2,747
Portfolio Turnover Rate	77%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(10.3)%
Short-Term Investments	17.4%
Long-Term Investments	92.9%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004301
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	RFAYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and during the last month of the fiscal year. Sector allocation was additive to performance, as overweights to investment grade and high yield corporates and commercial mortgaged-backed securities benefited from a spread tightening environment. The Fund used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had mixed results during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	10,218	10,196
2016	10,722	10,641
2017	10,790	10,737
2018	10,517	10,517
2019	11,753	11,727
2020	12,551	12,453
2021	12,648	12,393
2022	10,527	10,450
2023	10,487	10,487
2024	11,593	11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	10.54%	(0.27)%	1.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,059,484,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,747,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$1,059,484
Total Number of Portfolio Holdings	793
Total Advisory Fees Paid (thousands)	$2,747
Portfolio Turnover Rate	77%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(10.3)%
Short-Term Investments	17.4%
Long-Term Investments	92.9%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.32% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.01% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000043470
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class A
Trading Symbol	RSBTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to corporate bonds and securitized sectors, which outperformed as credit spreads tightened during the fiscal year. Both of the Fund’s money managers benefitted from their allocations to these spread sectors. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and the last month of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies were additive during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	ICE BofA 1-3 Year US Treasury Index
2014	9,627	10,000	10,000
2015	9,668	10,196	10,078
2016	9,881	10,641	10,170
2017	9,948	10,737	10,195
2018	9,994	10,517	10,221
2019	10,476	11,727	10,685
2020	10,893	12,453	11,026
2021	10,888	12,393	11,000
2022	10,156	10,450	10,487
2023	10,478	10,487	10,795
2024	11,209	11,593	11,418

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	4.28%	0.59%	1.15%
Class A - no sales charge	6.98%	1.36%	1.53%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.49%
ICE BofA 1-3 Year US Treasury Index	5.77%	1.34%	1.34%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,695,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 1,547,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,695
Total Number of Portfolio Holdings	696
Total Advisory Fees Paid (thousands)	$1,547
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	15.0%
Long-Term Investments	84.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

Material Fund Change Adviser [Text Block]

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004337
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class C
Trading Symbol	RSBCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$161	1.56%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to corporate bonds and securitized sectors, which outperformed as credit spreads tightened during the fiscal year. Both of the Fund’s money managers benefitted from their allocations to these spread sectors. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and the last month of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies were additive during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	ICE BofA 1-3 Year US Treasury Index
2014	10,000	10,000	10,000
2015	9,971	10,196	10,078
2016	10,115	10,641	10,170
2017	10,109	10,737	10,195
2018	10,075	10,517	10,221
2019	10,487	11,727	10,685
2020	10,817	12,453	11,026
2021	10,737	12,393	11,000
2022	9,937	10,450	10,487
2023	10,177	10,487	10,795
2024	10,808	11,593	11,418

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	6.20%	0.61%	0.78%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.49%
ICE BofA 1-3 Year US Treasury Index	5.77%	1.34%	1.34%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,695,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 1,547,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,695
Total Number of Portfolio Holdings	696
Total Advisory Fees Paid (thousands)	$1,547
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	15.0%
Long-Term Investments	84.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

Material Fund Change Adviser [Text Block]

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178370
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class M
Trading Symbol	RSDTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to corporate bonds and securitized sectors, which outperformed as credit spreads tightened during the fiscal year. Both of the Fund’s money managers benefitted from their allocations to these spread sectors. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and the last month of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies were additive during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	ICE BofA 1-3 Year US Treasury Index
2014	10,000	10,000	10,000
2015	10,067	10,196	10,078
2016	10,315	10,641	10,170
2017	10,420	10,737	10,195
2018	10,502	10,517	10,221
2019	11,041	11,727	10,685
2020	11,509	12,453	11,026
2021	11,545	12,393	11,000
2022	10,795	10,450	10,487
2023	11,178	10,487	10,795
2024	11,997	11,593	11,418

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	7.33%	1.67%	1.84%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23)%	1.49%
ICE BofA 1-3 Year US Treasury Index	5.77%	1.34%	1.34%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,695,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 1,547,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,695
Total Number of Portfolio Holdings	696
Total Advisory Fees Paid (thousands)	$1,547
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	15.0%
Long-Term Investments	84.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

Material Fund Change Adviser [Text Block]

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166204
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	RDBRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to corporate bonds and securitized sectors, which outperformed as credit spreads tightened during the fiscal year. Both of the Fund’s money managers benefitted from their allocations to these spread sectors. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and the last month of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies were additive during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	ICE BofA 1-3 Year US Treasury Index
2014	10,000	10,000	10,000
2015	10,080	10,196	10,078
2016	10,331	10,641	10,170
2017	10,438	10,737	10,195
2018	10,514	10,517	10,221
2019	11,059	11,727	10,685
2020	11,527	12,453	11,026
2021	11,557	12,393	11,000
2022	10,812	10,450	10,487
2023	11,189	10,487	10,795
2024	12,008	11,593	11,418

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	7.32%	1.66%	1.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23)%	1.49%
ICE BofA 1-3 Year US Treasury Index	5.77%	1.34%	1.34%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,695,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 1,547,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,695
Total Number of Portfolio Holdings	696
Total Advisory Fees Paid (thousands)	$1,547
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	15.0%
Long-Term Investments	84.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

Material Fund Change Adviser [Text Block]

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004336
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class S
Trading Symbol	RFBSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to corporate bonds and securitized sectors, which outperformed as credit spreads tightened during the fiscal year. Both of the Fund’s money managers benefitted from their allocations to these spread sectors. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and the last month of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies were additive during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	ICE BofA 1-3 Year US Treasury Index
2014	10,000	10,000	10,000
2015	10,067	10,196	10,078
2016	10,315	10,641	10,170
2017	10,411	10,737	10,195
2018	10,488	10,517	10,221
2019	11,021	11,727	10,685
2020	11,483	12,453	11,026
2021	11,512	12,393	11,000
2022	10,761	10,450	10,487
2023	11,132	10,487	10,795
2024	11,942	11,593	11,418

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	7.28%	1.62%	1.79%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.49%
ICE BofA 1-3 Year US Treasury Index	5.77%	1.34%	1.34%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,695,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 1,547,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,695
Total Number of Portfolio Holdings	696
Total Advisory Fees Paid (thousands)	$1,547
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	15.0%
Long-Term Investments	84.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

Material Fund Change Adviser [Text Block]

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066918
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSBYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels during the fiscal year and increased in October in anticipation of the U.S. general election. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund outperformed its secondary benchmark for the fiscal year, due primarily to out-of-benchmark exposures to corporate bonds and securitized sectors, which outperformed as credit spreads tightened during the fiscal year. Both of the Fund’s money managers benefitted from their allocations to these spread sectors. The Fund’s overweight duration position and yield curve positioning, both implemented via derivatives, detracted from performance as interest rates increased during the beginning of 2024, but this was partially offset as rates rallied at the end of 2023 and the last month of the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies were additive during the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	ICE BofA 1-3 Year US Treasury Index
2014	10,000	10,000	10,000
2015	10,080	10,196	10,078
2016	10,336	10,641	10,170
2017	10,441	10,737	10,195
2018	10,519	10,517	10,221
2019	11,068	11,727	10,685
2020	11,540	12,453	11,026
2021	11,578	12,393	11,000
2022	10,834	10,450	10,487
2023	11,215	10,487	10,795
2024	12,039	11,593	11,418

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	7.35%	1.70%	1.87%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.49%
ICE BofA 1-3 Year US Treasury Index	5.77%	1.34%	1.34%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 458,695,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 1,547,000
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$458,695
Total Number of Portfolio Holdings	696
Total Advisory Fees Paid (thousands)	$1,547
Portfolio Turnover Rate	122%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.6%
Short-Term Investments	15.0%
Long-Term Investments	84.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.45% to (i) 0.35% on the first $1 billion; (ii) 0.31% on the next $2 billion; (iii) 0.28% on the next $3 billion; and (iv) 0.26% in excess of $6 billion.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.306%. From March 1, 2024 until May 31, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.31%. Effective June 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.292%.

Material Fund Change Adviser [Text Block]

In September 2024, RIM hired MetLife Investment Management as a money manager for the Fund. In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000155368
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class A
Trading Symbol	RTHAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. election. High yield municipals outperformed their investment grade counterparts over the fiscal year, as both mutual funds and ETFs witnessed inflows. Healthcare and education were among the top performing high yield sectors, while airline, electric, and transportation lagged the Bloomberg Municipal High Yield Index.

  The Fund outperformed the 60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance while an underweight to high yield municipals detracted, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year , an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the education sector and an underweight to utility sectors also contributed positively. Additionally, the Fund’s underweight to California was additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their positioning within the transportation and healthcare sectors, strong security selection and overweight duration positioning.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
6/1/2015	9,625	10,000	10,000	10,000
2015	9,827	10,206	10,062	10,046
2016	10,671	10,620	10,502	10,727
2017	10,885	10,853	10,597	11,014
2018	11,263	10,797	10,379	11,302
2019	12,394	11,814	11,574	12,518
2020	12,452	12,239	12,290	12,802
2021	13,504	12,561	12,231	13,749
2022	11,231	11,057	10,313	11,731
2023	11,514	11,349	10,350	12,134
2024	13,300	12,449	11,441	13,870

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales charge	11.17%	0.65%	3.07%
Class A - no sales charge	15.51%	1.42%	3.49%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.44%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	14.31%	2.07%	3.54%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,074,644,000
Holdings Count | Holding	2,678
Advisory Fees Paid, Amount	$ 9,183,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,074,644
Total Number of Portfolio Holdings	2,678
Total Advisory Fees Paid (thousands)	$9,183
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Short-Term Investments	3.8%
Long-Term Investments	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000155369
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class C
Trading Symbol	RTHCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$177	1.65%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. election. High yield municipals outperformed their investment grade counterparts over the fiscal year, as both mutual funds and ETFs witnessed inflows. Healthcare and education were among the top performing high yield sectors, while airline, electric, and transportation lagged the Bloomberg Municipal High Yield Index.

  The Fund outperformed the 60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance while an underweight to high yield municipals detracted, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year , an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the education sector and an underweight to utility sectors also contributed positively. Additionally, the Fund’s underweight to California was additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their positioning within the transportation and healthcare sectors, strong security selection and overweight duration positioning.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
6/1/2015	10,000	10,000	10,000	10,000
2015	10,182	10,206	10,062	10,046
2016	10,975	10,620	10,502	10,727
2017	11,117	10,853	10,597	11,014
2018	11,419	10,797	10,379	11,302
2019	12,467	11,814	11,574	12,518
2020	12,441	12,239	12,290	12,802
2021	13,385	12,561	12,231	13,749
2022	11,035	11,057	10,313	11,731
2023	11,230	11,349	10,350	12,134
2024	12,885	12,449	11,441	13,870

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C	14.73%	0.66%	2.73%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.44%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	14.31%	2.07%	3.54%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,074,644,000
Holdings Count | Holding	2,678
Advisory Fees Paid, Amount	$ 9,183,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,074,644
Total Number of Portfolio Holdings	2,678
Total Advisory Fees Paid (thousands)	$9,183
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Short-Term Investments	3.8%
Long-Term Investments	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178433
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class M
Trading Symbol	RHYTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. election. High yield municipals outperformed their investment grade counterparts over the fiscal year, as both mutual funds and ETFs witnessed inflows. Healthcare and education were among the top performing high yield sectors, while airline, electric, and transportation lagged the Bloomberg Municipal High Yield Index.

  The Fund outperformed the 60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance while an underweight to high yield municipals detracted, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year , an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the education sector and an underweight to utility sectors also contributed positively. Additionally, the Fund’s underweight to California was additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their positioning within the transportation and healthcare sectors, strong security selection and overweight duration positioning.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg Municipal Bond IndexFootnote Reference(b)	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
6/1/2015	10,000	10,000	10,000	10,000
2015	10,220	10,206	10,062	10,046
2016	11,134	10,620	10,502	10,727
2017	11,382	10,853	10,597	11,014
2018	11,830	10,797	10,379	11,302
2019	13,052	11,814	11,574	12,518
2020	13,168	12,239	12,290	12,802
2021	14,328	12,561	12,231	13,749
2022	11,951	11,057	10,313	11,731
2023	12,295	11,349	10,350	12,134
2024	14,250	12,449	11,441	13,870

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	15.90%	1.77%	3.83%
Bloomberg Municipal Bond IndexFootnote Reference(b)	9.70%	1.05%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.44%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	14.31%	2.07%	3.54%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,074,644,000
Holdings Count | Holding	2,678
Advisory Fees Paid, Amount	$ 9,183,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,074,644
Total Number of Portfolio Holdings	2,678
Total Advisory Fees Paid (thousands)	$9,183
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Short-Term Investments	3.8%
Long-Term Investments	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000155371
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class S
Trading Symbol	RTHSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. election. High yield municipals outperformed their investment grade counterparts over the fiscal year, as both mutual funds and ETFs witnessed inflows. Healthcare and education were among the top performing high yield sectors, while airline, electric, and transportation lagged the Bloomberg Municipal High Yield Index.

  The Fund outperformed the 60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance while an underweight to high yield municipals detracted, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year , an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the education sector and an underweight to utility sectors also contributed positively. Additionally, the Fund’s underweight to California was additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their positioning within the transportation and healthcare sectors, strong security selection and overweight duration positioning.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index
6/1/2015	10,000	10,000	10,000	10,000
2015	10,220	10,206	10,062	10,046
2016	11,134	10,620	10,502	10,727
2017	11,385	10,853	10,597	11,014
2018	11,809	10,797	10,379	11,302
2019	13,016	11,814	11,574	12,518
2020	13,119	12,239	12,290	12,802
2021	14,274	12,561	12,231	13,749
2022	11,886	11,057	10,313	11,731
2023	12,220	11,349	10,350	12,134
2024	14,168	12,449	11,441	13,870

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	15.94%	1.71%	3.77%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.44%
60% Bloomberg Municipal High Yield Index/40% Bloomberg Municipal Bond Index	14.31%	2.07%	3.54%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,074,644,000
Holdings Count | Holding	2,678
Advisory Fees Paid, Amount	$ 9,183,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$2,074,644
Total Number of Portfolio Holdings	2,678
Total Advisory Fees Paid (thousands)	$9,183
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Short-Term Investments	3.8%
Long-Term Investments	95.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee was changed from 0.50% to 0.47%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.44% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.12% of its advisory fee.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089692
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	RTEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. Election. BBB-rated municipals outperformed higher quality cohorts over the fiscal year, but still underperformed against the Bloomberg Municipal High Yield Index. Healthcare and housing were among the top performing sectors, while Iowa and New Hampshire were among the top performing states.

  The Fund outperformed the Bloomberg Municipal 1-15 Year Blend (1-17)  Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year, an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the health care, housing and industrial development revenue/pollution control revenue sectors also contributed positively. Additionally, the Fund’s underweight to California and overweights to Florida and Georgia were additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their sector/state allocation and overweight to lower quality cohorts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) Index
2014	9,624	10,000	10,000	10,000
2015	9,832	10,287	10,196	10,246
2016	10,164	10,704	10,641	10,563
2017	10,290	10,939	10,737	10,768
2018	10,263	10,883	10,517	10,711
2019	11,090	11,908	11,727	11,580
2020	11,319	12,336	12,453	12,004
2021	11,683	12,661	12,393	12,218
2022	10,433	11,144	10,450	11,125
2023	10,749	11,439	10,487	11,400
2024	11,651	12,548	11,593	12,258

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	4.31%	0.22%	1.54%
Class A - no sales charge	8.39%	0.99%	1.93%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg Municipal 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,744,157,000
Holdings Count | Holding	3,218
Advisory Fees Paid, Amount	$ 16,065,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,744,157
Total Number of Portfolio Holdings	3,218
Total Advisory Fees Paid (thousands)	$16,065
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.0%
Short-Term Investments	0.0%
Long-Term Investments	98.0%

C000004331
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	RTECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$157	1.51%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. Election. BBB-rated municipals outperformed higher quality cohorts over the fiscal year, but still underperformed against the Bloomberg Municipal High Yield Index. Healthcare and housing were among the top performing sectors, while Iowa and New Hampshire were among the top performing states.

  The Fund outperformed the Bloomberg Municipal 1-15 Year Blend (1-17)  Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year, an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the health care, housing and industrial development revenue/pollution control revenue sectors also contributed positively. Additionally, the Fund’s underweight to California and overweights to Florida and Georgia were additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their sector/state allocation and overweight to lower quality cohorts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) Index
2014	10,000	10,000	10,000	10,000
2015	10,145	10,287	10,196	10,246
2016	10,416	10,704	10,641	10,563
2017	10,466	10,939	10,737	10,768
2018	10,370	10,883	10,517	10,711
2019	11,126	11,908	11,727	11,580
2020	11,276	12,336	12,453	12,004
2021	11,551	12,661	12,393	12,218
2022	10,248	11,144	10,450	11,125
2023	10,481	11,439	10,487	11,400
2024	11,282	12,548	11,593	12,258

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	7.65%	0.28%	1.21%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg Municipal 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,744,157,000
Holdings Count | Holding	3,218
Advisory Fees Paid, Amount	$ 16,065,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,744,157
Total Number of Portfolio Holdings	3,218
Total Advisory Fees Paid (thousands)	$16,065
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.0%
Short-Term Investments	0.0%
Long-Term Investments	98.0%

C000178365
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class M
Trading Symbol	RBCUX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. Election. BBB-rated municipals outperformed higher quality cohorts over the fiscal year, but still underperformed against the Bloomberg Municipal High Yield Index. Healthcare and housing were among the top performing sectors, while Iowa and New Hampshire were among the top performing states.

  The Fund outperformed the Bloomberg Municipal 1-15 Year Blend (1-17)  Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year, an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the health care, housing and industrial development revenue/pollution control revenue sectors also contributed positively. Additionally, the Fund’s underweight to California and overweights to Florida and Georgia were additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their sector/state allocation and overweight to lower quality cohorts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg Municipal Bond IndexFootnote Reference(b)	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) Index
2014	10,000	10,000	10,000	10,000
2015	10,247	10,287	10,196	10,246
2016	10,625	10,704	10,641	10,563
2017	10,796	10,939	10,737	10,768
2018	10,814	10,883	10,517	10,711
2019	11,729	11,908	11,727	11,580
2020	12,014	12,336	12,453	12,004
2021	12,450	12,661	12,393	12,218
2022	11,162	11,144	10,450	11,125
2023	11,545	11,439	10,487	11,400
2024	12,559	12,548	11,593	12,258

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	8.78%	1.38%	2.30%
Bloomberg Municipal Bond IndexFootnote Reference(b)	9.70%	1.05%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg Municipal 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,744,157,000
Holdings Count | Holding	3,218
Advisory Fees Paid, Amount	$ 16,065,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,744,157
Total Number of Portfolio Holdings	3,218
Total Advisory Fees Paid (thousands)	$16,065
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.0%
Short-Term Investments	0.0%
Long-Term Investments	98.0%

C000004330
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class S
Trading Symbol	RLVSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Through the end of the Fund's fiscal year, strong demand was able to keep up with the surge in supply of new municipal bonds as issuers looked to avoid potential volatility around the U.S. Election. BBB-rated municipals outperformed higher quality cohorts over the fiscal year, but still underperformed against the Bloomberg Municipal High Yield Index. Healthcare and housing were among the top performing sectors, while Iowa and New Hampshire were among the top performing states.

  The Fund outperformed the Bloomberg Municipal 1-15 Year Blend (1-17)  Index for the fiscal year. The Fund’s overweight to BBB-rated municipals and underweight to AAA- and AA-rated municipals was additive to performance, as lower quality cohorts significantly outperformed over the fiscal year. As rates rallied at the end of 2023 and in the second half of the fiscal year, an overweight to longer maturing municipals contributed positively. This was partially offset by an overweight duration position as rates rose during the first half of 2024 and in October. Overweight positions within the health care, housing and industrial development revenue/pollution control revenue sectors also contributed positively. Additionally, the Fund’s underweight to California and overweights to Florida and Georgia were additive. Both of the Fund’s money managers outperformed the Bloomberg Municipal Bond Index over the fiscal year, benefiting from their sector/state allocation and overweight to lower quality cohorts.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal 1-15 Year Blend (1-17) Index
2014	10,000	10,000	10,000	10,000
2015	10,247	10,287	10,196	10,246
2016	10,625	10,704	10,641	10,563
2017	10,784	10,939	10,737	10,768
2018	10,792	10,883	10,517	10,711
2019	11,693	11,908	11,727	11,580
2020	11,970	12,336	12,453	12,004
2021	12,387	12,661	12,393	12,218
2022	11,100	11,144	10,450	11,125
2023	11,464	11,439	10,487	11,400
2024	12,465	12,548	11,593	12,258

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	8.73%	1.29%	2.23%
Bloomberg Municipal Bond IndexFootnote Reference(a)	9.70%	1.05%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg Municipal 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,744,157,000
Holdings Count | Holding	3,218
Advisory Fees Paid, Amount	$ 16,065,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$5,744,157
Total Number of Portfolio Holdings	3,218
Total Advisory Fees Paid (thousands)	$16,065
Portfolio Turnover Rate	39%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.0%
Short-Term Investments	0.0%
Long-Term Investments	98.0%

C000089834
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class A
Trading Symbol	RGIAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global infrastructure market modestly underperformed broader global equities. Within the global infrastructure sector, energy infrastructure was the top performing category. Utilities followed closely, led by electric utilities, benefiting from anticipated U.S. Federal Reserve rate cuts, expected increases in electricity demand and a shift towards defensive assets due to economic growth concerns. Transports, including the airports and seaports sectors, finished slightly behind the Fund’s secondary benchmark, but still experienced strong performance.

  The Fund underperformed its secondary benchmark during the period. Negative security selection among electric utilities had the largest impact on performance. Out-of-index exposure to freight rail further detracted. An underweight to airports and favorable security selection among seaports was beneficial. Money manager performance was mixed for the fiscal year, with two managers hindered by unfavorable stock selection in the electric utilities sector and one manager benefiting from positive security selection in the energy infrastructure and seaport sectors. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, underperformed the Fund’s secondary benchmark. An underweight to electric utilities and airports detracted from performance while an overweight to renewable electricity was beneficial. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)Footnote Reference(a)	S&P® Global Infrastructure Index (Net)
2014	9,424	10,000	10,000
2015	9,095	10,177	9,371
2016	9,589	10,298	9,871
2017	11,036	12,643	11,501
2018	10,254	12,789	10,529
2019	12,356	14,413	12,629
2020	10,810	15,042	10,508
2021	13,566	21,122	13,443
2022	12,759	17,219	12,714
2023	12,459	19,024	12,430
2024	15,869	25,431	16,409

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	20.02%	3.89%	4.73%
Class A - no sales charge	27.37%	5.13%	5.35%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
S&P® Global Infrastructure Index (Net)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 342,101,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 3,090,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$342,101
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$3,090
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.7%
Common Stocks	96.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089835
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class C
Trading Symbol	RGCIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$229	2.02%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global infrastructure market modestly underperformed broader global equities. Within the global infrastructure sector, energy infrastructure was the top performing category. Utilities followed closely, led by electric utilities, benefiting from anticipated U.S. Federal Reserve rate cuts, expected increases in electricity demand and a shift towards defensive assets due to economic growth concerns. Transports, including the airports and seaports sectors, finished slightly behind the Fund’s secondary benchmark, but still experienced strong performance.

  The Fund underperformed its secondary benchmark during the period. Negative security selection among electric utilities had the largest impact on performance. Out-of-index exposure to freight rail further detracted. An underweight to airports and favorable security selection among seaports was beneficial. Money manager performance was mixed for the fiscal year, with two managers hindered by unfavorable stock selection in the electric utilities sector and one manager benefiting from positive security selection in the energy infrastructure and seaport sectors. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, underperformed the Fund’s secondary benchmark. An underweight to electric utilities and airports detracted from performance while an overweight to renewable electricity was beneficial. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)Footnote Reference(a)	S&P® Global Infrastructure Index (Net)
2014	10,000	10,000	10,000
2015	9,577	10,177	9,371
2016	10,022	10,298	9,871
2017	11,449	12,643	11,501
2018	10,564	12,789	10,529
2019	12,639	14,413	12,629
2020	10,965	15,042	10,508
2021	13,667	21,122	13,443
2022	12,755	17,219	12,714
2023	12,354	19,024	12,430
2024	15,636	25,431	16,409

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	26.57%	4.35%	4.57%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
S&P® Global Infrastructure Index (Net)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 342,101,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 3,090,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$342,101
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$3,090
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.7%
Common Stocks	96.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178385
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class M
Trading Symbol	RGFTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global infrastructure market modestly underperformed broader global equities. Within the global infrastructure sector, energy infrastructure was the top performing category. Utilities followed closely, led by electric utilities, benefiting from anticipated U.S. Federal Reserve rate cuts, expected increases in electricity demand and a shift towards defensive assets due to economic growth concerns. Transports, including the airports and seaports sectors, finished slightly behind the Fund’s secondary benchmark, but still experienced strong performance.

  The Fund underperformed its secondary benchmark during the period. Negative security selection among electric utilities had the largest impact on performance. Out-of-index exposure to freight rail further detracted. An underweight to airports and favorable security selection among seaports was beneficial. Money manager performance was mixed for the fiscal year, with two managers hindered by unfavorable stock selection in the electric utilities sector and one manager benefiting from positive security selection in the energy infrastructure and seaport sectors. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, underperformed the Fund’s secondary benchmark. An underweight to electric utilities and airports detracted from performance while an overweight to renewable electricity was beneficial. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World Index (Net)Footnote Reference(b)	S&P® Global Infrastructure Index (Net)
2014	10,000	10,000	10,000
2015	9,675	10,177	9,371
2016	10,225	10,298	9,871
2017	11,809	12,643	11,501
2018	11,010	12,789	10,529
2019	13,302	14,413	12,629
2020	11,682	15,042	10,508
2021	14,709	21,122	13,443
2022	13,870	17,219	12,714
2023	13,610	19,024	12,430
2024	17,386	25,431	16,409

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	27.74%	5.50%	5.69%
MSCI World Index (Net)Footnote Reference(b)	33.68%	12.03%	9.78%
S&P® Global Infrastructure Index (Net)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 342,101,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 3,090,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$342,101
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$3,090
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.7%
Common Stocks	96.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089837
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class S
Trading Symbol	RGISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$116	1.02%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global infrastructure market modestly underperformed broader global equities. Within the global infrastructure sector, energy infrastructure was the top performing category. Utilities followed closely, led by electric utilities, benefiting from anticipated U.S. Federal Reserve rate cuts, expected increases in electricity demand and a shift towards defensive assets due to economic growth concerns. Transports, including the airports and seaports sectors, finished slightly behind the Fund’s secondary benchmark, but still experienced strong performance.

  The Fund underperformed its secondary benchmark during the period. Negative security selection among electric utilities had the largest impact on performance. Out-of-index exposure to freight rail further detracted. An underweight to airports and favorable security selection among seaports was beneficial. Money manager performance was mixed for the fiscal year, with two managers hindered by unfavorable stock selection in the electric utilities sector and one manager benefiting from positive security selection in the energy infrastructure and seaport sectors. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, underperformed the Fund’s secondary benchmark. An underweight to electric utilities and airports detracted from performance while an overweight to renewable electricity was beneficial. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)Footnote Reference(a)	S&P® Global Infrastructure Index (Net)
2014	10,000	10,000	10,000
2015	9,675	10,177	9,371
2016	10,225	10,298	9,871
2017	11,803	12,643	11,501
2018	10,995	12,789	10,529
2019	13,289	14,413	12,629
2020	11,654	15,042	10,508
2021	14,665	21,122	13,443
2022	13,815	17,219	12,714
2023	13,528	19,024	12,430
2024	17,274	25,431	16,409

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	27.69%	5.39%	5.62%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
S&P® Global Infrastructure Index (Net)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 342,101,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 3,090,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$342,101
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$3,090
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.7%
Common Stocks	96.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000089838
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class Y
Trading Symbol	RGIYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global infrastructure market modestly underperformed broader global equities. Within the global infrastructure sector, energy infrastructure was the top performing category. Utilities followed closely, led by electric utilities, benefiting from anticipated U.S. Federal Reserve rate cuts, expected increases in electricity demand and a shift towards defensive assets due to economic growth concerns. Transports, including the airports and seaports sectors, finished slightly behind the Fund’s secondary benchmark, but still experienced strong performance.

  The Fund underperformed its secondary benchmark during the period. Negative security selection among electric utilities had the largest impact on performance. Out-of-index exposure to freight rail further detracted. An underweight to airports and favorable security selection among seaports was beneficial. Money manager performance was mixed for the fiscal year, with two managers hindered by unfavorable stock selection in the electric utilities sector and one manager benefiting from positive security selection in the energy infrastructure and seaport sectors. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of infrastructure stocks, underperformed the Fund’s secondary benchmark. An underweight to electric utilities and airports detracted from performance while an overweight to renewable electricity was beneficial. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)Footnote Reference(a)	S&P® Global Infrastructure Index (Net)
2014	10,000	10,000	10,000
2015	9,685	10,177	9,371
2016	10,254	10,298	9,871
2017	11,858	12,643	11,501
2018	11,067	12,789	10,529
2019	13,389	14,413	12,629
2020	11,760	15,042	10,508
2021	14,825	21,122	13,443
2022	13,995	17,219	12,714
2023	13,727	19,024	12,430
2024	17,556	25,431	16,409

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	27.89%	5.57%	5.79%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
S&P® Global Infrastructure Index (Net)	32.01%	5.38%	5.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 342,101,000
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 3,090,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$342,101
Total Number of Portfolio Holdings	135
Total Advisory Fees Paid (thousands)	$3,090
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	2.7%
Common Stocks	96.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 1.25% to (i) 0.85% on the first $1 billion; (ii) 0.81% on the next $2 billion; (iii) 0.78% on the next $3 billion; and (iv) 0.76% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.85% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.83% on an annual basis.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000043465
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RREAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund performed in line with its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within Australia was also beneficial. An underweight to U.S. storage REITs has a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. specialty REITs driving outperformance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the storage sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index (Net)Footnote Reference(a)	FTSE EPRA Nareit Developed Index (Net)
2014	9,425	10,000	10,000
2015	9,634	10,177	10,184
2016	9,675	10,298	10,437
2017	10,265	12,643	11,075
2018	10,353	12,789	11,108
2019	12,373	14,413	13,362
2020	10,024	15,042	10,298
2021	13,992	21,122	14,635
2022	10,234	17,219	10,984
2023	9,796	19,024	10,322
2024	12,532	25,431	13,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A - with sales charge	20.58%	(0.93)%	2.28%
Class A - no sales charge	27.93%	0.25%	2.89%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
FTSE EPRA Nareit Developed Index (Net)	28.46%	(0.15)%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 407,877,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 3,204,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$407,877
Total Number of Portfolio Holdings	136
Total Advisory Fees Paid (thousands)	$3,204
Portfolio Turnover Rate	70%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	2.7%
Common Stocks	97.1%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004270
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$238	2.10%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund performed in line with its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within Australia was also beneficial. An underweight to U.S. storage REITs has a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. specialty REITs driving outperformance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the storage sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)Footnote Reference(a)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,146	10,177	10,184
2016	10,114	10,298	10,437
2017	10,649	12,643	11,075
2018	10,659	12,789	11,108
2019	12,648	14,413	13,362
2020	10,166	15,042	10,298
2021	14,086	21,122	14,635
2022	10,223	17,219	10,984
2023	9,715	19,024	10,322
2024	12,333	25,431	13,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	26.94%	(0.50)%	2.12%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
FTSE EPRA Nareit Developed Index (Net)	28.46%	(0.15)%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 407,877,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 3,204,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$407,877
Total Number of Portfolio Holdings	136
Total Advisory Fees Paid (thousands)	$3,204
Portfolio Turnover Rate	70%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	2.7%
Common Stocks	97.1%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178325
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class M
Trading Symbol	RETTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund performed in line with its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within Australia was also beneficial. An underweight to U.S. storage REITs has a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. specialty REITs driving outperformance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the storage sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	MSCI World Index (Net)Footnote Reference(b)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,251	10,177	10,184
2016	10,320	10,298	10,437
2017	10,981	12,643	11,075
2018	11,114	12,789	11,108
2019	13,331	14,413	13,362
2020	10,837	15,042	10,298
2021	15,179	21,122	14,635
2022	11,138	17,219	10,984
2023	10,700	19,024	10,322
2024	13,738	25,431	13,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	28.39%	0.60%	3.23%
MSCI World Index (Net)Footnote Reference(b)	33.68%	12.03%	9.78%
FTSE EPRA Nareit Developed Index (Net)	28.46%	(0.15)%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 407,877,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 3,204,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$407,877
Total Number of Portfolio Holdings	136
Total Advisory Fees Paid (thousands)	$3,204
Portfolio Turnover Rate	70%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	2.7%
Common Stocks	97.1%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000166197
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRSRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund performed in line with its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within Australia was also beneficial. An underweight to U.S. storage REITs has a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. specialty REITs driving outperformance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the storage sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6Footnote Reference(a)	MSCI World Index (Net)Footnote Reference(b)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,269	10,177	10,184
2016	10,360	10,298	10,437
2017	11,036	12,643	11,075
2018	11,179	12,789	11,108
2019	13,418	14,413	13,362
2020	10,915	15,042	10,298
2021	15,299	21,122	14,635
2022	11,236	17,219	10,984
2023	10,805	19,024	10,322
2024	13,876	25,431	13,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	28.42%	0.67%	3.33%
MSCI World Index (Net)Footnote Reference(b)	33.68%	12.03%	9.78%
FTSE EPRA Nareit Developed Index (Net)	28.46%	(0.15)%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 407,877,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 3,204,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$407,877
Total Number of Portfolio Holdings	136
Total Advisory Fees Paid (thousands)	$3,204
Portfolio Turnover Rate	70%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	2.7%
Common Stocks	97.1%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000004269
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund performed in line with its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within Australia was also beneficial. An underweight to U.S. storage REITs has a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. specialty REITs driving outperformance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the storage sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index (Net)Footnote Reference(a)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,251	10,177	10,184
2016	10,320	10,298	10,437
2017	10,973	12,643	11,075
2018	11,096	12,789	11,108
2019	13,297	14,413	13,362
2020	10,800	15,042	10,298
2021	15,109	21,122	14,635
2022	11,079	17,219	10,984
2023	10,635	19,024	10,322
2024	13,636	25,431	13,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class S	28.22%	0.51%	3.15%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
FTSE EPRA Nareit Developed Index (Net)	28.46%	(0.15)%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 407,877,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 3,204,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$407,877
Total Number of Portfolio Holdings	136
Total Advisory Fees Paid (thousands)	$3,204
Portfolio Turnover Rate	70%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	2.7%
Common Stocks	97.1%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000066901
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	RREYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund performed in line with its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within Australia was also beneficial. An underweight to U.S. storage REITs has a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. specialty REITs driving outperformance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the storage sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)Footnote Reference(a)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,269	10,177	10,184
2016	10,359	10,298	10,437
2017	11,037	12,643	11,075
2018	11,183	12,789	11,108
2019	13,428	14,413	13,362
2020	10,926	15,042	10,298
2021	15,319	21,122	14,635
2022	11,253	17,219	10,984
2023	10,823	19,024	10,322
2024	13,903	25,431	13,260

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y	28.46%	0.70%	3.35%
MSCI World Index (Net)Footnote Reference(a)	33.68%	12.03%	9.78%
FTSE EPRA Nareit Developed Index (Net)	28.46%	(0.15)%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 407,877,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 3,204,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$407,877
Total Number of Portfolio Holdings	136
Total Advisory Fees Paid (thousands)	$3,204
Portfolio Turnover Rate	70%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	2.7%
Common Stocks	97.1%

Material Fund Change [Text Block]

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Until February 29, 2024, RIM contractually agreed to a fee waiver that resulted in an effective annual advisory fee not to exceed 0.75%. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.72%.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152724
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	RMYAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund outperformed its secondary benchmark for the fiscal year. Security selection had a mixed impact on benchmark-relative performance, with some money managers contributing positively and some negatively. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value, quality and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Multi-Strategy Income Composite IndexFootnote Reference(b)	30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index
5/1/2015	9,425	10,000	10,000	10,000
2015	9,104	10,023	9,732	9,876
2016	9,567	10,461	10,330	10,277
2017	10,488	10,555	11,261	11,029
2018	10,312	10,339	11,127	10,882
2019	10,938	11,528	12,566	12,233
2020	10,496	12,242	12,324	13,030
2021	12,534	12,183	14,016	14,339
2022	10,202	10,273	11,919	11,926
2023	10,744	10,309	12,384	12,350
2024	12,798	11,396	14,611	14,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales charge	12.25%	1.98%	2.63%
Class A - no sales charge	19.12%	3.19%	3.27%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.39%
Multi-Strategy Income Composite IndexFootnote Reference(b)	17.98%	3.06%	4.07%
30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index	17.08%	3.40%	3.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 318,105,000
Holdings Count | Holding	1,539
Advisory Fees Paid, Amount	$ 1,925,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$318,105
Total Number of Portfolio Holdings	1,539
Total Advisory Fees Paid (thousands)	$1,925
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.9%
Preferred Stocks	1.8%
Short-Term Investments	9.0%
Long-Term Investments	33.8%
Common Stocks	51.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152725
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	RMYCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$192	1.76%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund outperformed its secondary benchmark for the fiscal year. Security selection had a mixed impact on benchmark-relative performance, with some money managers contributing positively and some negatively. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value, quality and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Multi-Strategy Income Composite IndexFootnote Reference(b)	30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index
5/1/2015	10,000	10,000	10,000	10,000
2015	9,629	10,023	9,732	9,876
2016	10,047	10,461	10,330	10,277
2017	10,924	10,555	11,261	11,029
2018	10,653	10,339	11,127	10,882
2019	11,227	11,528	12,566	12,233
2020	10,687	12,242	12,324	13,030
2021	12,672	12,183	14,016	14,339
2022	10,230	10,273	11,919	11,926
2023	10,701	10,309	12,384	12,350
2024	12,643	11,396	14,611	14,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C	18.15%	2.40%	2.50%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.39%
Multi-Strategy Income Composite IndexFootnote Reference(b)	17.98%	3.06%	4.07%
30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index	17.08%	3.40%	3.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 318,105,000
Holdings Count | Holding	1,539
Advisory Fees Paid, Amount	$ 1,925,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$318,105
Total Number of Portfolio Holdings	1,539
Total Advisory Fees Paid (thousands)	$1,925
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.9%
Preferred Stocks	1.8%
Short-Term Investments	9.0%
Long-Term Investments	33.8%
Common Stocks	51.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178428
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class M
Trading Symbol	RGYTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund outperformed its secondary benchmark for the fiscal year. Security selection had a mixed impact on benchmark-relative performance, with some money managers contributing positively and some negatively. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value, quality and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	Multi-Strategy Income Composite IndexFootnote Reference(c)	30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index
5/1/2015	10,000	10,000	10,000	10,000
2015	9,673	10,023	9,732	9,876
2016	10,198	10,461	10,330	10,277
2017	11,207	10,555	11,261	11,029
2018	11,051	10,339	11,127	10,882
2019	11,778	11,528	12,566	12,233
2020	11,337	12,242	12,324	13,030
2021	13,583	12,183	14,016	14,339
2022	11,092	10,273	11,919	11,926
2023	11,734	10,309	12,384	12,350
2024	14,015	11,396	14,611	14,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	19.44%	3.54%	3.62%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23)%	1.39%
Multi-Strategy Income Composite IndexFootnote Reference(c)	17.98%	3.06%	4.07%
30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index	17.08%	3.40%	3.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 318,105,000
Holdings Count | Holding	1,539
Advisory Fees Paid, Amount	$ 1,925,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$318,105
Total Number of Portfolio Holdings	1,539
Total Advisory Fees Paid (thousands)	$1,925
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.9%
Preferred Stocks	1.8%
Short-Term Investments	9.0%
Long-Term Investments	33.8%
Common Stocks	51.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152727
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class S
Trading Symbol	RMYSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund outperformed its secondary benchmark for the fiscal year. Security selection had a mixed impact on benchmark-relative performance, with some money managers contributing positively and some negatively. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value, quality and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Multi-Strategy Income Composite IndexFootnote Reference(b)	30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index
5/1/2015	10,000	10,000	10,000	10,000
2015	9,673	10,023	9,732	9,876
2016	10,198	10,461	10,330	10,277
2017	11,207	10,555	11,261	11,029
2018	11,038	10,339	11,127	10,882
2019	11,748	11,528	12,566	12,233
2020	11,299	12,242	12,324	13,030
2021	13,529	12,183	14,016	14,339
2022	11,036	10,273	11,919	11,926
2023	11,650	10,309	12,384	12,350
2024	13,917	11,396	14,611	14,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	19.46%	3.45%	3.54%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.39%
Multi-Strategy Income Composite IndexFootnote Reference(b)	17.98%	3.06%	4.07%
30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index	17.08%	3.40%	3.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 318,105,000
Holdings Count | Holding	1,539
Advisory Fees Paid, Amount	$ 1,925,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$318,105
Total Number of Portfolio Holdings	1,539
Total Advisory Fees Paid (thousands)	$1,925
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.9%
Preferred Stocks	1.8%
Short-Term Investments	9.0%
Long-Term Investments	33.8%
Common Stocks	51.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000152728
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class Y
Trading Symbol	RMYYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund outperformed its secondary benchmark for the fiscal year. Security selection had a mixed impact on benchmark-relative performance, with some money managers contributing positively and some negatively. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value, quality and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	Multi-Strategy Income Composite IndexFootnote Reference(b)	30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index
5/1/2015	10,000	10,000	10,000	10,000
2015	9,691	10,023	9,732	9,876
2016	10,225	10,461	10,330	10,277
2017	11,266	10,555	11,261	11,029
2018	11,119	10,339	11,127	10,882
2019	11,857	11,528	12,566	12,233
2020	11,421	12,242	12,324	13,030
2021	13,699	12,183	14,016	14,339
2022	11,203	10,273	11,919	11,926
2023	11,848	10,309	12,384	12,350
2024	14,176	11,396	14,611	14,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class Y	19.64%	3.64%	3.74%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference(a)	10.55%	(0.23)%	1.39%
Multi-Strategy Income Composite IndexFootnote Reference(b)	17.98%	3.06%	4.07%
30% FTSE All-World/70% FTSE U.S. Broad Investment Grade Composite Index	17.08%	3.40%	3.96%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 318,105,000
Holdings Count | Holding	1,539
Advisory Fees Paid, Amount	$ 1,925,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$318,105
Total Number of Portfolio Holdings	1,539
Total Advisory Fees Paid (thousands)	$1,925
Portfolio Turnover Rate	88%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	3.9%
Preferred Stocks	1.8%
Short-Term Investments	9.0%
Long-Term Investments	33.8%
Common Stocks	51.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.75% to (i) 0.53% on the first $1 billion; (ii) 0.49% on the next $2 billion; (iii) 0.46% on the next $3 billion; and (iv) 0.44% in excess of $6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.57% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.36%.

Material Fund Change Adviser [Text Block]	In September 2024, RIM terminated Sompo Asset Management as a money manager for the Fund and hired Algert Global LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000174738
Shareholder Report [Line Items]
Fund Name	Multi-Asset Growth Strategy Fund
Class Name	Class A
Trading Symbol	RAZAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund underperformed the Multi-Asset Growth Strategy Composite Index for the fiscal year. Security selection was a negative contributor to benchmark-relative performance, as active managers struggled in a concentrated market driven by AI themes. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class AFootnote Reference(a)	Russell 1000®IndexFootnote Reference(b)	Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index
3/7/2017	9,425	10,000	10,000	10,000
2017	9,983	11,006	10,905	10,922
2018	9,691	11,774	10,850	10,842
2019	10,147	13,440	12,197	12,243
2020	9,654	14,901	12,637	13,009
2021	11,491	21,384	15,594	15,782
2022	9,339	17,882	12,790	12,962
2023	10,076	19,578	13,718	13,849
2024	12,302	27,031	17,111	17,134

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A - with sales chargeFootnote Reference(a)	15.02%	2.70%	2.74%
Class A - no sales chargeFootnote Reference(a)	22.09%	3.93%	3.54%
Russell 1000®IndexFootnote Reference(b)	38.07%	15.00%	13.88%
Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	24.73%	7.01%	7.27%
60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index	23.72%	6.95%	7.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 589,888,000
Holdings Count | Holding	1,302
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$589,888
Total Number of Portfolio Holdings	1,302
Total Advisory Fees Paid (thousands)	$4,468
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.2%
Long-Term Investments	15.7%
Short-Term Investments	16.8%
Common Stocks	64.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

Material Fund Change Adviser [Text Block]

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000174739
Shareholder Report [Line Items]
Fund Name	Multi-Asset Growth Strategy Fund
Class Name	Class C
Trading Symbol	RAZCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$210	1.90%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund underperformed the Multi-Asset Growth Strategy Composite Index for the fiscal year. Security selection was a negative contributor to benchmark-relative performance, as active managers struggled in a concentrated market driven by AI themes. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class CFootnote Reference(a)	Russell 1000®IndexFootnote Reference(b)	Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index
3/7/2017	10,000	10,000	10,000	10,000
2017	10,582	11,006	10,905	10,922
2018	10,195	11,774	10,850	10,842
2019	10,586	13,440	12,197	12,243
2020	9,990	14,901	12,637	13,009
2021	11,799	21,384	15,594	15,782
2022	9,531	17,882	12,790	12,962
2023	10,196	19,578	13,718	13,849
2024	12,351	27,031	17,111	17,134

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class CFootnote Reference(a)	21.13%	3.13%	2.80%
Russell 1000®IndexFootnote Reference(b)	38.07%	15.00%	13.88%
Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	24.73%	7.01%	7.27%
60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index	23.72%	6.95%	7.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 589,888,000
Holdings Count | Holding	1,302
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$589,888
Total Number of Portfolio Holdings	1,302
Total Advisory Fees Paid (thousands)	$4,468
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.2%
Long-Term Investments	15.7%
Short-Term Investments	16.8%
Common Stocks	64.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

Material Fund Change Adviser [Text Block]

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000178443
Shareholder Report [Line Items]
Fund Name	Multi-Asset Growth Strategy Fund
Class Name	Class M
Trading Symbol	RMATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund underperformed the Multi-Asset Growth Strategy Composite Index for the fiscal year. Security selection was a negative contributor to benchmark-relative performance, as active managers struggled in a concentrated market driven by AI themes. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class MFootnote Reference(a)	Russell 1000®IndexFootnote Reference(b)	Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index
3/7/2017	10,000	10,000	10,000	10,000
2017	10,605	11,006	10,905	10,922
2018	10,326	11,774	10,850	10,842
2019	10,839	13,440	12,197	12,243
2020	10,357	14,901	12,637	13,009
2021	12,363	21,384	15,594	15,782
2022	10,091	17,882	12,790	12,962
2023	10,921	19,578	13,718	13,849
2024	13,393	27,031	17,111	17,134

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class MFootnote Reference(a)	22.63%	4.32%	3.89%
Russell 1000®IndexFootnote Reference(b)	38.07%	15.00%	13.88%
Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	24.73%	7.01%	7.27%
60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index	23.72%	6.95%	7.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 589,888,000
Holdings Count | Holding	1,302
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$589,888
Total Number of Portfolio Holdings	1,302
Total Advisory Fees Paid (thousands)	$4,468
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.2%
Long-Term Investments	15.7%
Short-Term Investments	16.8%
Common Stocks	64.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

Material Fund Change Adviser [Text Block]

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000174742
Shareholder Report [Line Items]
Fund Name	Multi-Asset Growth Strategy Fund
Class Name	Class S
Trading Symbol	RMGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund underperformed the Multi-Asset Growth Strategy Composite Index for the fiscal year. Security selection was a negative contributor to benchmark-relative performance, as active managers struggled in a concentrated market driven by AI themes. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000®IndexFootnote Reference(a)	Multi-Asset Growth Strategy Composite IndexFootnote Reference(b)	60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index
3/7/2017	10,000	10,000	10,000	10,000
2017	10,593	11,006	10,905	10,922
2018	10,303	11,774	10,850	10,842
2019	10,813	13,440	12,197	12,243
2020	10,324	14,901	12,637	13,009
2021	12,309	21,384	15,594	15,782
2022	10,037	17,882	12,790	12,962
2023	10,853	19,578	13,718	13,849
2024	13,287	27,031	17,111	17,134

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class S	22.43%	4.21%	3.78%
Russell 1000®IndexFootnote Reference(a)	38.07%	15.00%	13.88%
Multi-Asset Growth Strategy Composite IndexFootnote Reference(b)	24.73%	7.01%	7.27%
60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index	23.72%	6.95%	7.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 589,888,000
Holdings Count | Holding	1,302
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$589,888
Total Number of Portfolio Holdings	1,302
Total Advisory Fees Paid (thousands)	$4,468
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.2%
Long-Term Investments	15.7%
Short-Term Investments	16.8%
Common Stocks	64.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

Material Fund Change Adviser [Text Block]

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

C000174743
Shareholder Report [Line Items]
Fund Name	Multi-Asset Growth Strategy Fund
Class Name	Class Y
Trading Symbol	RMGYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fiscal year saw heightened volatility as conflicting economic data and central bank policy affected investor sentiment. Initially, central banks raised or maintained interest rates as economic data remained resilient; however, in the second half of the year, moderating inflation and slowing growth prompted central banks to deliver the first interest rate cuts since the pandemic. Equities outperformed fixed income, with equity rallies differentiated across global markets. In the U.S., artificial intelligence (“AI”) and market concentration within large-cap names drove outperformance. Fixed income markets were affected by restrictive monetary policy but delivered positive returns over the fiscal year. Lower quality, higher yielding credit posted greater returns than the aggregate fixed income index as credit spreads remained tight.

  The Fund underperformed the Multi-Asset Growth Strategy Composite Index for the fiscal year. Security selection was a negative contributor to benchmark-relative performance, as active managers struggled in a concentrated market driven by AI themes. Active management of the Fund’s duration positioning was a notable positive contributor. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and low volatility factors, contributed positively to benchmark-relative performance. During the fiscal year, RIM used equity and fixed income derivatives, such as futures and options, to seek to maintain tactical asset allocation preferences and implement risk-mitigation strategies and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class YFootnote Reference(a)	Russell 1000®IndexFootnote Reference(b)	Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index
3/7/2017	10,000	10,000	10,000	10,000
2017	10,605	11,006	10,905	10,922
2018	10,333	11,774	10,850	10,842
2019	10,866	13,440	12,197	12,243
2020	10,392	14,901	12,637	13,009
2021	12,416	21,384	15,594	15,782
2022	10,146	17,882	12,790	12,962
2023	10,990	19,578	13,718	13,849
2024	13,472	27,031	17,111	17,134

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class YFootnote Reference(a)	22.58%	4.39%	3.97%
Russell 1000®IndexFootnote Reference(b)	38.07%	15.00%	13.88%
Multi-Asset Growth Strategy Composite IndexFootnote Reference(c)	24.73%	7.01%	7.27%
60% FTSE All-World/40% FTSE U.S. Broad Investment Grade Composite Index	23.72%	6.95%	7.29%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 589,888,000
Holdings Count | Holding	1,302
Advisory Fees Paid, Amount	$ 4,468,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$589,888
Total Number of Portfolio Holdings	1,302
Total Advisory Fees Paid (thousands)	$4,468
Portfolio Turnover Rate	92%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.6%
Preferred Stocks	0.2%
Long-Term Investments	15.7%
Short-Term Investments	16.8%
Common Stocks	64.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.85% to (i) 0.72% on the first $1 billion; (ii) 0.68% on the next $2 billion; (iii) 0.65% on the next $3 billion; and (iv) 0.63% in excess of $ 6 billion.

Until February 29, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.73% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a fee waiver that results in an effective annual advisory fee not to exceed 0.54%.

Material Fund Change Adviser [Text Block]

In March 2024, RIM hired Calamos Advisors, LLC as a money manager for the Fund. In September 2024, RIM terminated Hermes Investment Limited and Sompo Asset Management as money managers for the Fund and hired Algert Global LLC as a money manager for the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.